FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403




March 5, 2002


Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN VALUE INVESTORS TRUST
           File Nos. (033-31326 and 811-5878)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2002.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST


/s/ David P. Goss
-------------------
David P. Goss
Associate General Counsel


DPG:ts

cc:   Bruce G. Leto, Esq.